FRANCHISE PROGRAMS	6 Months Ended	12 Months Ended
	Dec. 04, 2012	Jun. 05, 2012
FRANCHISE PROGRAMS [Abstract]
FRANCHISE PROGRAMS
NOTE C – FRANCHISE PROGRAMS

As of December 4, 2012, our domestic and international franchisees collectively operated 77 Ruby Tuesday restaurants and five Lime Fresh restaurants. We do not own any equity interest in our franchisees.

Under the terms of the franchise operating agreements, we charge a royalty fee (generally 4.0% of monthly sales) and require all domestic franchisees to contribute a percentage, currently 2.25%, of monthly gross sales to a national advertising fund formed to cover their pro rata portion of the production and airing costs associated with our national advertising campaign. Under the terms of those agreements, we can charge up to 3.0% of monthly gross sales for this national advertising fund.

Advertising amounts received from domestic franchisees are considered by RTI to be reimbursements, recorded on an accrual basis as earned, and have been netted against selling, general and administrative expenses in the Condensed Consolidated Statements of Operations and Comprehensive (Loss)/Income.

In addition to the royalty and advertising fees discussed above, our franchise agreements allow us to charge up to a 1.5% support service fee and a 1.5% marketing and purchasing fee. For the 13 and 26 weeks ended December 4, 2012 and November 29, 2011, we recorded $0.1 million and $0.4 million, respectively in fiscal 2013, and $0.3 million and $0.6 million, respectively in fiscal 2012, in support service and marketing and purchasing fees, which were an offset to Selling, general and administrative, net in our Condensed Consolidated Statements of Operations and Comprehensive (Loss)/Income.

2. Franchise Programs

As of June 5, 2012, our franchise programs included arrangements with 29 traditional domestic and international Ruby Tuesday concept franchisees and three traditional domestic Lime Fresh franchisees. At the end of fiscal 2012, our franchisees collectively operated 79 Ruby Tuesday and four Lime Fresh restaurants. We do not own any equity interest in our traditional franchisees. As discussed further in Notes 3 and 12 to the Consolidated Financial Statements, during fiscal 2011 we acquired the remaining 99% and 50% membership interests of 11 franchise partnerships and acquired an additional Ruby Tuesday restaurant from a twelfth franchise partnership.

We enter into development agreements with our franchisees that require them to open varying numbers of Ruby Tuesday or Lime Fresh restaurants. As of June 5, 2012, 10 of our 29 Ruby Tuesday concept traditional franchisees had agreements to develop new franchised Ruby Tuesday restaurants. One of our three Lime Fresh concept franchisees had an agreement to develop new Lime Fresh restaurants as of June 5, 2012. During fiscal 2012, 2011, and 2010, our Ruby Tuesday franchisees opened six, eight, and six, respectively, pursuant to development agreements, as follows:

	Ruby Tuesday				Lime Fresh
Fiscal Year	Franchise Partnerships	Other Domestic	International	Total
2012	-	2	4	6	4*
2011	1	4	3**	8
2010	-	2	4	6

*As discussed further in Note 3 to the Consolidated Financial Statements, on April 11, 2012 we acquired the royalty stream from four open, and one not yet open, Lime Fresh franchise restaurants.
** Includes one Wok Hay opening.

In conjunction with these openings, we recognized development and licensing fee income totaling $0.2 million, $0.4 million, and $0.1 million in fiscal 2012, 2011, and 2010, respectively.

Deferred development and licensing fees associated with all franchisees totaled $0.8 million at both June 5, 2012 and May 31, 2011. We will recognize these fees as income when we have substantially performed all material services and the restaurant has opened for business.

As part of the franchise partnership program, we sponsored and served as partial guarantor for certain credit facilities to assist franchise partnerships with new restaurant development, working capital, and operational cash flow requirements. During fiscal 2011, we recorded an expense of $6.7 million associated with the payment of guarantees to lenders for certain debt for two of our franchise partnerships, both of which have closed or sold their restaurants during the prior year. See Note 12 to the Consolidated Financial Statements for more information on these guarantee payments.